COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments

2023	$11,250
2024	18,750
Total minimum lease payments:	30,000
Less amount representing interest	(4,520)
Present value of minimum lease payments:	$25,480